Dividends Payable	12 Months Ended
Dec. 31, 2016
Dividends Payable [Abstract]
DIVIDENDS PAYABLE
NOTE 10: DIVIDENDS PAYABLE
On November 8, 2013, the Board of Directors declared a quarterly cash dividend for the third quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,220 was paid on January 7, 2014 out of which $6,836 was paid to the stockholders of record as of December 19, 2013 including holders of restricted stock and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
On February 7, 2014, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the fourth quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,967 was paid on April 8, 2014 out of which $7,583 was paid to the stockholders of record as of March 19, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
On May 9, 2014, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2014 of $0.05 per share of common stock payable on July 3, 2014 to stockholders of record as of June 17, 2014. A dividend in the aggregate amount of $7,967 was paid on July 3, 2014 out of which $7,583 was paid to the stockholders of record as of June 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
On August 11, 2014, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2014 of $0.05 per share of common stock payable on October 1, 2014 to stockholders of record as of September 17, 2014. A dividend in the aggregate amount of $7,967 was paid on October 2, 2014 out of which $7,583 was paid to the stockholders of record as of September 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
On October 31, 2014, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2014 of $0.05 per share of common stock payable on January 6, 2015 to stockholders of record as of December 17, 2014. A dividend in the aggregate amount of $7,967 was paid on January 6, 2015 out of which $7,583 was paid to the stockholders of record as of December 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
On February 6, 2015, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2014 of $0.05 per share of common stock payable on April 2, 2015 to stockholders of record as of March 18, 2015. A dividend in the aggregate amount of $7,977 was paid on April 2, 2015 out of which $7,593 was paid to the stockholders of record as of March 18, 2015 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.

On May 11, 2015, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2015 of $0.05 per share of common stock payable on July 2, 2015 to stockholders of record as of June 18, 2015. A dividend in the aggregate amount of $7,986 was paid on July 2, 2015 out of which $7,602 was paid to the stockholders of record as of June 18, 2015 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
On August 13, 2015, the Board of Directors declared a quarterly cash dividend for the second quarter of 2015 of $0.05 per share of common stock payable on September 24, 2015 to stockholders of record as of September 18, 2015. A dividend in the aggregate amount of $7,922 was paid on September 24, 2015 out of which $7,538 was paid to the stockholders of record as of September 18, 2015 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
On November 6, 2015, the Board of Directors declared a quarterly cash dividend for the third quarter of 2015 of $0.05 per share of common stock payable on December 23, 2015 to stockholders of record as of December 17, 2015. A dividend in the aggregate amount of $7,873 was paid on December 23, 2015 out of which $7,489 was paid to the stockholders of record as of December 17, 2015 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C Preferred Stock.
On February 4, 2016, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2015 of $0.05 per share of common stock payable on March 23, 2016 to stockholders of record as of March 17, 2016. A dividend in the aggregate amount of $7,928 was paid on March 23, 2016 out of which $7,544 was paid to the stockholders of record as of March 17, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.

On May 11, 2016, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2016 of $0.05 per share of common stock payable on June 22, 2016 to stockholders of record as of June 17, 2016. A dividend in the aggregate amount of $7,923 was paid on June 22, 2016 out of which $7,539 was paid to the stockholders of record as of June 17, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
On August 10, 2016, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2016 of $0.05 per share of common stock payable on September 21, 2016 to stockholders of record as of September 14, 2016. A dividend in the aggregate amount of $7,918 was paid on September 21, 2016 out of which $7,534 was paid to the stockholders of record as of September 14, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
On November 4, 2016, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2016 of $0.05 per share of common stock payable on December 21, 2016 to stockholders of record as of December 14, 2016. A dividend in the aggregate amount of $7,913 was paid on December 21, 2016 out of which $7,529 was paid to the stockholders of record as of December 14, 2016 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of Series C Preferred Stock.
For the year ended December 31, 2016, Navios Acquisition had no outstanding Series B and Series D Preferred Stock. For the year ended December 31, 2015, Navios Acquisition paid dividend in the aggregate of $359 to the holders of the Series B and Series D Preferred Stock. For the year ended December 31, 2014, Navios Acquisition paid dividend in the aggregate of $750 to the holders of the 540 shares of Series B and Series D Preferred Stock.
The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.